Benefits offered to team members (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amounts Recognized In Profit Or Loss [Abstract]
Health care	R$ 11,334	R$ 2,203
Current service cost	5,058	4,576
Interest cost	4,139	3,983
Expected return on plan assets	(28)	(31)
Actuarial losses	6,069	2,472
Total	R$ 26,572	R$ 13,203